Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assets and Liabilities Measured on Recurring and Nonrecurring Basis

The following summarizes assets and liabilities measured at fair value at March 31, 2013, and December 31, 2012.

Assets Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
U.S. Treasury notes	$51,312	$—	$51,312	$—
Mortgage-backed securities	118,721	—	118,721	—
Municipal bonds	23,326	—	23,326	—
Other bonds and debentures	65	—	65	—
Equity securities	434	434	—	—

Totals	$193,858	$434	$193,424	$—

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
U.S. Treasury notes	$51,375	$—	$51,375	$—
Mortgage-backed securities	137,841	—	137,841	—
Municipal bonds	22,682	—	22,682	—
Other bonds and debentures	70	—	70	—
Equity securities	401	401	—	—

Totals	$212,369	$401	$211,968	$—

Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Derivative – interest rate swap	$80	$—	$80	$—

	$80	$—	$80	$—

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Derivative – interest rate swap	$166	$—	$166	$—

	$166	$—	$166	$—

The following summarizes assets and liabilities measured at fair value for the period ending December 31, 2012 and 2011.

Assets measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
U.S. Treasury notes	$51,375	$—	$51,375	$—
Municipal bonds	22,682	—	22,682	—
Other bonds and debentures	70	—	70	—
Mortgage-backed securities	137,841	—	137,841	—
Equity securities	401	401	—	—

Totals	$212,369	$401	$211,968	$—

December 31, 2011:
Municipal bonds	$29,441	$—	$29,441	$—
Other bonds and debentures	24,447	—	24,447	—
Mortgage-backed securities	155,942	—	155,942	—
Equity securities	488	488	—	—

Totals	$210,318	$488	$209,830	$—

Liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
Derivative - interest rate swap	$166	$—	$166	$—

Totals	$166	$—	$166	$—

December 31, 2011:
Derivative - interest rate swap	$468	$—	$468	$—

Totals	$468	$—	$468	$—

Financial instruments measured at fair value on a non-recurring basis

Assets Measured at Fair Value on a Nonrecurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Impaired loans	$2,044	$—	$—	$2,044
Other real estate owned	102	—	—	102

	$2,146	$—	$—	$2,146

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Impaired loans	$1,372	$—	$—	$1,372
Other real estate owned	102	—	—	102

	$1,474	$—	$—	$1,474

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded:

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
Impaired loans	$1,372	$—	$—	$1,372
Other real estate owned	102	—	—	102

Totals	$1,474	$—	$—	$1,474

December 31, 2011:
Impaired loans	$2,581	$—	$—	$2,581
Other real estate owned	1,344	—	—	1,344

Totals	$3,925	$—	$—	$3,925

Estimated Fair Values of Company's Financial Instruments

The estimated fair values of the Company’s financial instruments at March 31, 2013, and December 31, 2012, all of which are held or issued for purposes other than trading, were as follows:

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands) March 31, 2013	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial assets:
Cash and cash equivalents	$22,293	$22,293	$22,293	$—	$—
Securities available-for-sale	193,858	193,858	434	193,424	—
Federal Home Loan Bank stock	9,293	9,293	9,293	—	—
Loans held-for-sale	8,556	8,590	—	8,590	—
Loans, net	900,124	913,398	—	—	913,398
Investment in unconsolidated subsidiaries	620	563	—	—	563
Accrued interest receivable	3,221	3,221	3,221	—	—

Financial liabilities:
Deposits	912,407	916,944	—	916,944	—
FHLB advances	132,231	133,929	—	133,929	—
Securities sold under agreements to repurchase	19,305	19,305	19,305	—	—
Subordinated debentures	20,620	18,727	—	—	18,727
Derivatives – interest rate swap	80	80	—	80	—

	Fair Value Measurements at Reporting Date Using
(Dollars in thousands) December 31, 2012	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial assets:
Cash and cash equivalents	$39,412	$39,412	$39,412	$—	$—
Securities available-for-sale	212,369	212,369	401	211,968	—
Federal Home Loan Bank stock	9,506	9,506	9,506	—	—
Loans held-for-sale	11,983	12,164	—	12,164	—
Loans, net	902,236	918,181	—	—	918,181
Investment in unconsolidated subsidiaries	620	563	—	—	563
Accrued interest receivable	2,845	2,845	2,845	—	—

Financial liabilities:
Deposits	949,341	952,949	—	952,949	—
FHLB advances	142,730	145,651	—	145,651	—
Notes payable	7	7	—	7	—
Securities sold under agreements to repurchase	14,619	14,619	14,619	—	—
Subordinated debentures	20,620	18,419	—	—	18,419
Derivatives – interest rate swap	166	166	—	166	—

The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, were as follows as of December 31:

	December 31, 2012
	Carrying	Fair Value
(Dollars in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$39,412	$39,412	$—	$—	$39,412
Securities available-for-sale	212,369	401	211,968	—	212,369
Federal Home Loan Bank stock	9,506	9,506	—	—	9,506
Loans held-for-sale	11,983	—	12,164	—	12,164
Loans, net	902,236	—	—	918,181	918,181
Investment in unconsolidated subsidiaries	620	—	—	563	563
Accrued interest receivable	2,845	2,845	—	—	2,845

Financial liabilities:					—
Deposits	949,341	—	952,949	—	952,949
FHLB advances	142,730	—	145,651	—	145,651
Notes payable	7	—	7	—	7
Securities sold under agreements to repurchase	14,619	14,619	—	—	14,619
Subordinated debentures	20,620	—	—	18,724	18,724
Derivative - interest rate swap	166	—	166	—	166

	December 31, 2011
(Dollars in thousands)	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$24,740	$24,740
Securities available-for-sale	210,318	210,318
Federal Home Loan Bank stock	7,615	7,615
Loans held-for-sale	3,434	3,478
Loans, net	714,952	721,388
Investment in unconsolidated subsidiaries	620	554
Accrued interest receivable	2,669	2,669

Financial liabilities:
Deposits	803,023	806,295
FHLB advances	80,967	82,999
Notes payable	543	543
Securities sold under agreements to repurchase	15,514	15,514
Subordinated debentures	20,620	18,419
Derivative - interest rate swap	468	468